Borrowings - Schedule of Third Party Notes Payable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Debt Instrument [Line Items]
Total third-party borrowings	$ 831.8	$ 908.7	$ 724.3
Less: notes payable to third-parties, current	(3.9)	(6.4)	(41.1)
Less: deferred financing costs	(21.1)	(16.6)	(13.4)
Notes payable to third-parties, non-current	806.8	885.7	669.8
2021 Credit Agreement
Debt Instrument [Line Items]
Total third-party borrowings	828.3	0.0	0.0
2019 Credit Facility – first lien term loan
Debt Instrument [Line Items]
Total third-party borrowings	0.0	906.4	682.1
NRG Loan
Debt Instrument [Line Items]
Total third-party borrowings	0.0	0.0	5.8
JLG Note Payable
Debt Instrument [Line Items]
Total third-party borrowings	0.0	0.3	0.2
Canadian Financial Institution
Debt Instrument [Line Items]
Total third-party borrowings	1.2	1.2	1.2
Other
Debt Instrument [Line Items]
Total third-party borrowings	2.3	0.8	0.0
Draw on revolving line of credit
Debt Instrument [Line Items]
Total third-party borrowings	$ 0.0	$ 0.0	$ 35.0